Annual Total Returns- JPMorgan SmartRetirement 2045 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2045 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.03%)	18.13%	22.75%	7.55%	(1.79%)	6.54%	21.75%	(10.02%)	24.49%	15.18%